Leases - Schedule of Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Lease Costs Abstract
Operating lease cost	$ 930,913	$ 917,324
Variable lease cost	637,016	545,220
Total lease cost	1,567,929	1,462,544
Cash paid for amounts included in the measurement of lease liabilities	933,221	906,040
Right-of-use assets, net	2,189,565	2,846,041
Operating lease liabilities, current	769,092	672,374
Operating lease liabilities, non-current	1,575,499	2,344,590
Total operating lease liabilities	$ 2,344,591	$ 3,016,964
Weighted-average remaining lease term of operating leases (in years)	2 years 9 months	3 years 9 months
Weighted-average discount rate for operating leases	9.60%	9.60%